Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Vanguard Charlotte Funds
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Total International Bond Index FundVanguard Total International Bond II Index FundSupplement Dated October 25, 2024, to the Prospectuses and Summary Prospectuses Dated February 27, 2024Important Changes to Vanguard Total International Bond Index Fund and Vanguard Total International Bond II Index FundIn accordance with approval granted by the Funds’ Board of Trustees, Vanguard Total International Bond Index Fund and Vanguard Total International Bond II Index Fund (each, a Fund) have revised their diversification policy under the Investment Company Act of 1940 (the 1940 Act). Each Fund is diversified within the meaning of the 1940 Act. Under the revised policy, each Fund will continue to track its target index even if the Fund becomes nondiversified as a result of an index rebalance or market movement.Shareholder approval will not be sought if either Fund crosses from diversified to nondiversified status under such circumstances.Prospectus and Summary Prospectus Text ChangesThe following is added under the heading “Principal Investment Strategies”:The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.Under the heading “Principal Risks,” Nondiversification risk is restated as follows:•Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer. As the Fund tracks its target index, the Fund could fluctuate between nondiversified and diversified status as a result of an index rebalance or market movement. The Fund could then be subject to nondiversification risk, which results when a fund invests a greater percentage of its assets in bonds issued by a small number of issuers as compared with diversified mutual funds.In the More on the Fund section under “Market Exposure,” the risk flag related to nondiversification risk is restated as follows:The Fund could be subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer. As the Fund tracks its target index, the Fund could fluctuate between nondiversified and diversified status as a result of an index rebalance or market movement. If the Fund becomes nondiversified, it invests a greater percentage of its assets in bonds issued by a small number of issuers as compared with diversified mutual funds.© 2024 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS TIB 102024Vanguard Charlotte FundsSupplement Dated October 25, 2024, to the Statement of Additional Information Dated February 27, 2024Important Changes to Vanguard Total International Bond Index Fund and Vanguard Total International Bond II Index FundIn accordance with approval granted by the Funds’ Board of Trustees, on behalf of Vanguard Total International Bond Index Fund and Vanguard Total International Bond II Index Fund (each, a Fund), each Fund has revised its diversification policy under the Investment Company Act of 1940 (the 1940 Act). Each Fund is diversified within the meaning of the 1940 Act. Under the revised policy, each Fund will continue to track its target index even if the Fund becomes nondiversified as a result of an index rebalance or market movement.Shareholder approval will not be sought if either Fund crosses from diversified to nondiversified status under such circumstances.Statement of Additional Information Text ChangesThe paragraph under the heading Organization on page B-2 is restated as follows:The Trust was organized as a Delaware statutory trust in 2011. The Trust is registered with the United States Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Funds are classified as diversified within the meaning of the 1940 Act.The following is added to the Fundamental Policies section on page B-3:Diversification.With respect to 75% of its total assets, Vanguard Global Credit Bond Fund may not (1) purchase more than 10% of the outstanding voting securities of any one issuer or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to obligations of the U.S. government or its agencies or instrumentalities.For Vanguard Total International Bond Index Fund and Vanguard Total International Bond II Index Fund, with respect to 75% of its total assets, each Fund may not: (1) purchase more than 10% of the outstanding voting securities of any one issuer or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer’s securities; except as may be necessary to approximate the composition of its target index. This limitation does not apply to obligations of the U.S. government or its agencies or instrumentalities.At the end of the Fundamental Policies section, the following sentence is added:Shareholder approval will not be sought if Vanguard Total International Bond Index Fund or Vanguard Total International Bond II Index Fund crosses from diversified to nondiversified status in order to approximate the composition of the target index.
Vanguard Total International Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 27, 2024
Vanguard Total International Bond II Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 27, 2024